Related parties	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related parties

14. Related parties

The Company’s research and development expenses are a combination of third-party expenses, and related party expenses, as detailed below:

	For the Year Ended December 31, 2022
	Third Parties	Related Parties	Total
	(in Euros)
Consultants & other third parties	€804,341	€726,082	€1,530,423
Materials & supplies	2,790,982	-	2,790,982
Compensation (including share-based)	412,085	580,196	992,281
Other	25,276	-	25,276
Total	€4,032,684	€1,306,278	€5,338,962

	For the Year Ended December 31, 2021
	Third Parties	Related Parties	Total
	(in Euros)
Consultants & other third parties	€946,156	€711,464	€1,657,620
Materials & supplies	1,231,019	-	1,231,019
Compensation (including share-based)	284,957	214,892	499,849
Travel & entertainment	-	596	596
Other	1,593	-	1,593
Total	€2,463,725	€926,952	€3,390,677

	For the Year Ended December 31, 2020
	Third Parties	Related Parties	Total
	(in Euros)
Consultants & other third parties	€1,454,576	€2,009,884	€3,464,460
Materials & supplies	709,183	3,124	712,307
Compensation (including share-based)	145,700	326,400	472,100
Travel & entertainment	16,742	17,724	34,466
Other	5,128	-	5,128
Total	€2,331,329	€2,357,132	€4,688,461

Research and development (related party) expenses during the years ended December 31, 2022, 2021, and 2020, mainly relate to the clinical trial activity done as per the agreement with the OSR - San Raffaele Hospital. The Company recorded research and development expenses of approximately €5.3 million in 2022 (€6.0 million less €0.7 million from the compensation effect of the tax credit benefit), and €3.4 million in 2021 (€4.6 million less €1.2 million from the compensation effect of the tax credit benefit).

The Company’s general and administrative expenses are also a combination of third-party and related party expenses, as detailed below:

	For the Year Ended December, 2022
	Third Parties	Related Parties	Total
	(in Euros)
Compensation (including share-based)	€1,293,880	€1,268,974	€2,562,854
Accounting, legal & other professional	781,817	-	781,817
Communication & IT related	171,380	-	171,380
Facility & insurance related	1,241,692	14,815	1,256,507
Consultants & other third parties	593,788	-	593,788
Other	331,824	6,860	338,684
Total	€4,414,381	€1,290,649	€5,705,030

	For the Year Ended December, 2021
	Third Parties	Related Parties	Total
	(in Euros)
Compensation (including share-based)	€353,177	€567,624	€920,801
Accounting, legal & other professional	390,134	-	390,134
Communication & IT related	52,230	-	52,230
Facility & insurance related	71,181	14,399	85,580
Consultants & other third parties third	675,688	-	675,688
Other	164,468	7,695	172,163
Total	€1,706,878	€589,718	€2,296,596

	For the Year Ended December 31, 2020
	Third Parties	Related Parties	Total
	(in Euros)
Compensation (including share-based)	€191,998	€298,628	€490,626
Accounting, legal & other professional	239,861	-	239,861
Communication & IT related	64,430	-	64,430
Facility & insurance related	24,685	14,402	39,087
Consultants & other third parties	59,648	1,495	61,143
Other	6,618	-	6,618
Total	€587,240	€314,525	€901,765

The increase in general and administrative expenses, related parties during the year ended December 31, 2022 was mainly due to the increase in management compensation. General and administrative expenses, other than related party, increased due to the increase in director and officer insurance and to the increase in legal and audit fees as result of the post IPO administrative and compliance activities.

The Company’s accounts payable to related parties are comprised as follows:

	At December 31,
	2022	2021
	(in Euros)
OSR - San Raffaele Hospital	€150,206	€25,047
Richard Slansky	1,584	-
Carlo Russo (former XDG Biomed)	198	-
Total	€151,988	€25,047

The Company’s accrued expenses to related parties are comprised as follows:

	At December 31,
	2022	2021
	(in Euros)
OSR - San Raffaele Hospital	€176,559	€19,201
Pierluigi Paracchi	112,501	25,000
Richard Slansky	81,369	53,502
Carlo Russo (former XDG Biomed)	118,778	34,438
Total	€489,207	€132,141

The Company has identified the following related parties:

●	Pierluigi Paracchi (director and co-founder of the Company);
●	Luigi Naldini (co-founder of the Company and chair of the scientific advisory board);
●	Bernhard Rudolph Gentner (co- founders of the Company and member of the scientific advisory board);
●	Carlo Russo (former XDG Biomed - chief medical officer); and,
●	Richard Slansky (chief financial officer; prior to his employment on November 1, 2021, Mr. Slansky was under a consulting agreement);
●	Spafid S.pA. (shareholder with ownership > 5% until June 30, 2022, now < 1% to date);
●	OSR - San Raffaele Hospital (co-founder of the Company, shareholder, main service provider for clinical activity and licensor of brands of any product that can be obtained through research).

The following is a description of the nature of the transactions between the Company and these related parties:

Pierluigi Paracchi

Pierluigi Paracchi, President and Chairman of the Company prior to the conversion, is the Chief Executive Officer as well as co-founder. His annual compensation, until December 16, 2021, amounted to €250,000 per year plus an annual performance bonus of €50,000, maturing in the period July-June of each year payable after Board of Directors approval. On December 17, 2021, he was employed by the Company as chief executive officer (aka general manager in Italy), with an annual gross salary of €420,000 plus a 20% of annual bonus subject to Board of Directors approval. He is provided with a Company car. The lease contract is charged to the Company in the amount of approximately €21,000 per year (including related insurance policies). Additionally, he has a medical insurance for €1,429 per year. The Company car leasing agreement is €76,500 (48 monthly lease payments), which started in February 2022 and accounted for under ASC 842 - Leases.

In April 2022, Mr. Paracchi received a bonus of €50,000 (gross amount), of which €23,000 related to the activity performed in the second half of 2021 and €37,000 for the activity performed following the IPO in the first few months of 2022. In July 2022, the Board approved an increase in Mr. Paracchi’s bonus from 20% to 40% to begin effective January 1, 2023.

For the year ended December 31, 2022, and 2021, the Company expensed approximately €624,000 and €307,000, respectively, related to compensation for Mr. Paracchi. At December 31, 2022 the Company accrued €112,501 for Mr. Paracchi’s bonus to reward the activity performed in 2022, while at December 31, 2021, the Company accrued €25,000 for Mr. Paracchi’s bonus from July to December.

Luigi Naldini/Bernhard Rudolph Gentner

Drs. Naldini and Gentner are co-founders of Genenta and part of the SAB – Scientific Advisory Board, with Dr. Naldini as Chairman, and Dr. Gentner as a member. Dr. Naldini has an advisory agreement approved by the Board of Directors and performs the pre-clinical studies for the Company. In particular, the pre- clinical experiments are in solid tumor indications. The consulting agreement with Dr. Naldini was signed on December 12, 2019, for an annual fee of €50,000. On June 20, 2022, a new agreement with Dr. Naldini was signed, which included an annual fee of €100,000 starting July 1, 2022. At December 31, 2022, Dr. Naldini billed €75,000 and all the issued invoices were paid before December 31, 2022.

Dr. Gentner, like Dr. Naldini, oversees pre-clinical research related to the platform technology. In addition, he analyzes clinical biological data. The last agreement with Dr. Gentner, was signed on October 26, 2017, which included an annual fee of €30,000, and is still in force. An amendment of the same started on July 1, 2022 and provided new fees in the amount of €45,000 per year. At December 31, 2022, Dr. Gentner billed €37,500. All the issued invoiced were paid before December 31, 2022.

Carlo Russo – former XDG Biomed LLC

XDG Biomed is the LLC of Dr. Carlo Russo. Dr. Russo has a single contract signed by XDG and the Company that has been approved by the Board of Directors and was subject to multiple amendments. In particular, Dr. Russo, via XDG, served as the Company’s Chief Medical Officer and Head of Development. Dr. Russo is responsible for the clinical development of Temferon™, the Company’s gene therapy platform. The applicable recurring fees until the IPO date was €300,000 per year, plus a performance bonus of €50,000 maturing for the period July-June of each year and payable after Board of Directors approval. From the IPO date, December 15, 2021, Dr. Russo has been employed by Genenta Science Inc. with the same role and responsibilities under a new employment agreement. The annual gross salary of Dr. Russo as an employee amounts to $500,000 per year (approximately €442,000 per year at December 31, 2021) + 30% annual bonus subject to Board of Director approval.

For the year ended December 31, 2022, the Company expensed approximately €580,000 related to compensation for Mr. Russo. At December 31, 2022 the Company accrued approximately €112,000 for Mr. Russo’s bonus to reward the activity performed in 2022.

For the year ended December 31, 2021, Dr. Russo invoiced the Company for €313,181. At year end, €25,000 was accrued for the bonus, maturing from July to December 2021. From December 15 to December 31, 2021, the cost recorded for Dr. Russo as a Genenta Science Inc. employee, amounts to €14,140. For the year ended December 31, 2021, the Company recorded a total cost for Dr. Russo amounting to €352,321 excluding social contribution. In addition, in April 2021, Dr. Russo was awarded a stock option grant and it was immediately vested, with a value accrued in the Company’s consolidated statements of operations and comprehensive loss of €179,480.

Richard Slansky

Mr. Slansky is the Chief Financial Officer of the Company. He was engaged in late 2020 by the Company to assist with financial, accounting and audit support under an advisory agreement until the end of October 2021. On November 1, 2021, he joined the Company full time and has been employed as Chief Financial Officer. Under the new employment agreement Mr. Slansky is entitled to receive a gross annual compensation of $300,000 per year + 30% annual bonus subject to Board of Director approval. Starting from January 1st 2023, the new gross annual compensation for Mr. Slansky was increased to $375,000 + 30% annual bonus subject to Board of Director approval.

For the year ended December 31, 2022, the Company expensed approximately €445,000 related to compensation for Mr. Slansky. At December 31, 2022 the Company accrued approximately €77,000 for Mr. Slansky’s bonus to reward the activity performed in 2022.

In July 2022, Mr. Slansky was awarded a stock option grant and part of it was immediately vested, with value accrued into the Company’s consolidated statements of operations and comprehensive loss of approximately €201,000.

In 2021, by the advisory agreement, Mr. Slansky invoiced Genenta for €72,248. The personnel cost of Mr. Slansky from November 1 to December 31, 2021, amounts to €66,812 (social contribution excluded). This amount includes a bonus of $50,000 accrued at year end and paid in 2022, related to 2021 performance. For the year ended December 31, 2021, the Company recorded a total cost for Mr. Slansky amounting to €139,060 (excluding social contribution). In April 2021, Mr. Slansky was awarded a stock option grant and it was immediately vested, with value accrued into the Company’s consolidated statements of operations and comprehensive loss of €54,388.

Spafid S.p.A.

Spafid S.p.A. (“Spafid”) is a shareholder in the Company with an ownership of more than 5% before June 30, 2022. Currently, Spafid holds less than 1% of the Company’s outstanding shares. Spafid is also a service provider for the Company. The engagement started on May 20, 2021, and relates to several services concerning corporate governance activities, such as shareholders book and shareholders meeting management, shares dematerialization and centralization, etc.

For the year ended December 31, 2022, Spafid invoiced the Company €6,860 for services provided, which were paid at year end. For the year ended December 31, 2021, Spafid invoiced the Company €7,695 for services provided, which were paid at year end.

OSR – San Raffaele Hospital

OSR - San Raffaele Hospital is a co-founder of the Company, and the Company is a corporate and research spin-off of OSR. OSR is one of the leading biomedical research institutions in Italy and Europe, with a 45-year history of developing innovative therapies and procedures. The Company has agreements to license technology, to perform research, pre-clinical and clinical activities, as well as to lease facilities and obtain certain other support functions. The Company’s headquarters is currently in an OSR facility.

License Agreement

The Company has a License Agreement with OSR entered in December 2014, for the exclusive use of different patents. In particular, OSR granted the Company an exclusive, world-wide, royalty bearing license under certain technology to conduct research and develop, make, use, import and sell licensed products. The license agreement covers patents and patent applications, as well as proprietary technologies. The Company’s rights to use these patents and patent applications and to utilize the inventions claimed in these licensed patents are subject to the continuation of, and the Company’s compliance with, the terms of the license agreement.

Based on the preclinical studies carried out by OSR, in particular by its SR-TIGET Institute (San Raffaele Telethon Institute for Gene Therapy), on a specific gene therapy strategy with respect to lympho-hematopoietic indication and/or solid cancer indication, the Company decided to develop a new therapy to treat cancer through a cell and gene therapy strategy. The “Field of Use” as defined in the License Agreement is:

a)	Lympho-Hematopoietic Indication[1]; and,
b)	Solid Cancer Indication.

The agreement provided for an upfront fee of €250,000 (which was paid in 2015), future option fees are as follows:

●	option fee on the first indication = €1.0 million (subsequently reduced to €0.5 million);
●	option fee on the second indication = €0.5 million;
●	option fee on the third indication = €0.3 million; and,
●	option fee on any additional indications = no license fee.

In addition, the Company would be obligated make payments on milestones depending on the Field of Use (as defined in the agreement) and pay royalties of 4% of net sales of each Licensed Product (as defined in the agreement).

In connection to the License Agreement, the Company engaged OSR to provide certain research activities regarding the Licensed Products in the Field of Use, based on a mutually agreed study plan and utilizing the extensive resources at OSR. (See Note 13. Commitments and contingencies.) In consideration of the research activities provided by OSR, the Company agreed to pay scientific collaboration research fees in advance. In December 2014, the Company and OSR signed a Scientific Collaboration Agreement and subsequently modified the Agreement with Research Addenda 1, 2 and 3 in 2016, 2017 and 2018, respectively. During the year ended December 31, 2021, 2020 and 2019, there were no costs incurred for the above activities.

[1] The Company later amended the License agreement focusing on GBM options. The TEM-MM option fee has never been exercised and instead the related research was abandoned in early 2021.

The protocol TEM-GBM_001 received approval by national Competent Authorities in September 2018 and recruited the first patient in April 2019.

License Agreement Amendment #2

In February 2019, the Company and OSR entered into Amendment #2 of the License Agreement to conduct a clinical trial according to the protocol TEM-GBM_001 and EudraCT 2018-001404-11 entitled: “A phase I/IIa dose escalation study evaluating the safety and efficacy of autologous CD34+ enriched hematopoietic progenitor cells genetically modified with a lentiviral vector encoding for the human interferon-α2 in patients with GBM who have an unmethylated O-6-methylguanine-DNA methyltransferase gene promoter.” In Amendment #2, the Company and OSR also revised the license fee requirement for the first Solid Cancer indication (GBM). In relation to the GBM trial, the Company and OSR agreed that the Company would be obligated to pay OSR the €1.0 million Option Fee only in the event that the Company was able to dose its tenth patient. Under this Amendment, the Company is also obligated to pay for the costs of the study-related procedures performed on the patients recruited in the trial, according to periodic study reports delivered by OSR. The first GBM patient was recruited in April 2019 and related clinical activity costs were recorded by the Company. During the years ended December 31, 2021, 2020 and 2019, the comparable costs incurred and expensed for the GBM program were approximately €1.0 million, €1.0 million and €0.6 million, respectively.

Under this Amendment, the Company is obligated to cover the costs of the study-related procedures performed on the patients recruited in the Trial, according to periodic study reports delivered by OSR.

License Agreement Amendment #3

In December 2020, the Company and OSR entered into Amendment #3 of the License Agreement: The initial €1.0 million payment in the event of the tenth patient dosed in the GBM trial was reduced to €0.5 million, in exchange for the Company’s agreement to exercise a second option for an additional Solid Cancer indication (possibly Liver Cancer) and an agreement to execute a Sponsored Research Agreement in February 2021. Note: If the Company is not be able to obtain approval from the competent authorities to initiate a human clinical trial on or before the expiration of nine months (from December 2020), the Company has the right, at no additional costs, to convert this second solid cancer option to an “Alternate Indication,” i.e., an indication other than liver cancer.

In summary, the Amendment #3 formalized the new arrangement as follows:

-	exercise of option fee on the first solid cancer indication = €0.5 million (accrued in 2019, since it was considered probable, and paid in December 2020); plus,
-	commitment to enter into a Sponsored Research Agreement by February 2021; and,
-	exercise of option fee on the second indication = €0.5 million (accrued at December 31, 2020 and was paid on June 30, 2021).

At December 31, 2022, no milestones were achieved related to any indication, as provided by License Agreement and subsequent amendments, therefore, no such payments were due to OSR. The Company has paid €1.25 million to OSR, since inception under the license agreement. No events have occurred or have been achieved (and none are considered probable) to trigger any contingent payments under the license agreement at December 31, 2021. For information relating to the contingency payments or future milestones for these indications, please refer to Note 14 - Commitments and Contingencies.

OSR may terminate the Company’s rights as to certain fields of use for the Company’s failure to develop (a) with respect to a solid cancer indication, upon third anniversary of the date the Company exercised such option, if the Company has not filed an IND with respect to such optioned solid cancer indication specifically, as to GBM, the Company is required to file an IND regarding Temferon for GBM prior to February 2022, or (b) with respect to a lympho-hematopoietic indication, on the earlier of (i) the fifth anniversary of the initiation (first patient dosed) of the first human clinical trial for a licensed product in any lympho hematopoietic indication or solid cancer indication if a patient has not been dosed with a licensed product in a Phase 3 clinical trial and (ii) September 1, 2025.

License Agreement Amendment #4

On September 28, 2021, the fourth amendment to the License Agreement was signed with the aim to extend the deadline for the definition of the second Solid Cancer Indication. If the Company is not able to obtain approval of the Regulatory Authorities to initiate a human clinical trial in any country with respect to solid liver cancer on or before September 30, 2022, then the Company shall have the right, at no additional cost, to convert the option exercise for the second Solid Cancer Indication to an indication (the “Alternate Indication”) other than solid liver cancer, upon written notice to OSR, such notice to be delivered to OSR within September 30, 2022. Under the amendment, the Company will be entitled to exercise the Option set forth above with respect to any other Solid Cancer Indication for the remainder of the Option Period that will expire on December 23, 2022 and shall not be subject to further extensions.

During the years ended December 31, 2021, 2020 and 2019, the Company recorded expenses for OSR for clinical trials in the amount of approximately €1.0 million, respectively.

At December 31, 2021, the cumulative total amount of expenses for the OSR clinical trial activity from inception amounted to €8.3 million and it includes the cost for the exercise of the first and the second Solid Cancer indication Option fee of €1.0 million.

License Agreement #Amendment 5

On January 22, 2022, the fifth amendment to the License Agreement was signed with the aim to clarify certain terms. It has been stated that solely with respect to GBM, “IND” means an investigational new drug application (including any amendment or supplement thereto) submitted to the FDA pursuant to Part 312 of Title 21 of the U.S. Code of Federal Regulations. IND shall include any comparable filing(s) outside the United States of America for the investigation of any product in any other country or group of countries (such as a Clinical Trial Application, or CTA, in the European Union).

In addition, with respect to Licensed Products for GBM, the Company has committed to carry out a Phase III Clinical Trial also in the US.

With respect to GBM, the Company shall pay to OSR an additional Milestone Payment equal to €350,000 upon the first patient being dosed in a Phase III Clinical Trial in the US with respect to a Licensed Product for GBM.

More over with regards to termination rights, if the Company has not filed an IND with respect to such Solid Cancer Indication within three (3) years from the date of the exercise of the option (or, in relation to GBM, has not dosed the first patient with a Licensed Product for GBM in a Phase III Clinical Trial started in the US within 72 months from the first patient being dosed in the first in human clinical trial of such applicable Licensed Product for GBM), the termination rights shall be limited to such Licensed Product in the Terminated Solid Cancer Indication. Any further activity on such Licensed Product in the Terminated Solid Cancer Indication shall be immediately discontinued by the Company.

As of December 31, 2022, no milestones were achieved related to any indication, as provided by the License Agreement; therefore, no payments were due to OSR, nor other contingencies exist.

Research Funding Agreement

In March 2019, the Company and OSR entered a Research Funding Agreement to conduct a clinical trial according to the multiple myeloma protocol, TEM-MM-101 and EudraCT 2018-001741-14, entitled “A Phase I/II dose escalation study evaluating safety and activity of autologous CD34+ enriched hematopoietic progenitor cells genetically modified with a lentiviral vector encoding for the human interferon-α2 in multiple myeloma patients with early relapse after intensive front-line therapy.” This agreement required OSR to perform certain clinical procedures and exploratory analyses on the study population, as per the protocol approved by the relevant competent authorities. The Company was required to fund the costs of the study-related procedures performed on patients recruited in the Trial, according to periodic study reports delivered by OSR. TEM-MM-101 received approval by national Competent Authorities in November 2018 and the first TEM-MM-101 trial patient was enrolled in August 2019.

For years ended December 2021 and 2020, the Company expensed €0 and approximately €105,000, respectively, for the analysis performed by OSR for multiple myeloma and there were no clinical procedures performed by OSR’s Hematology and Bone Transplant Unit for multiple myeloma. The Company discontinued the multiple myeloma program in early 2021 due to the relatively small number of eligible patients, and the highly competitive MM landscape. (See Note 13.)

Sponsor Research Agreement (SRA)

As stated above, in exchange for a reduction in the first Solid Cancer indication option fee from €1.0 million to €0.5 million, the Company agreed to enter into a Sponsored Research Agreement (SRA). The Company and OSR executed the agreement in February 2021. Under the SRA, sponsored research activities will be conducted for between €0.5 million and €1.0 million (minimum commitment €0.5 million). The activities relate to:

●	Research 1: Additional preclinical mouse model studies directed to identify Temferon effectors cells (transduced Tie2-expressing cells) and to test Temferon in combination with CAR-T in a GBM mouse model; and,

●	Research 2: Additional exploratory analyses, including single cell sequencing, to be conducted on samples collected from patients belonging to TEM-GBM_001 clinical trial aimed to deepen Temferon mechanism of action and get a broader insight on its biological activity in humans.

For the year ended December 31, 2022 and 2021 respectively, the Company paid and expensed €500,000 related to the SRA.

Amendment #01 to the Agreement of March 2, 2019

On April 27, 2022, OSR and the Company signed Amendment #01 as an amendment to the Agreement for Clinical Trials called: “Phase I/IIa clinical trial to assess the safety and efficacy of increasing doses of autologous CD34+ hematopoietic stem cells genetically modified with a lentiviral vector encoding for the human interferon-alpha2 gene in patients with Glioblastoma Multiforme with unmethylated MGMT gene promoter” (“Clinical Trial”) relating to protocol number TEMGBM_001; EudraCT 2018-001404-11. The Amendment #01 aimed to allocate to the TEM-GBM study the fee for the personnel shares not accrued and originally allocated to the TEM-MM study for:

Investigator €105,000

Data Manager €92,500

Total €197,500

At December 31, 2022, the Company recorded trial expenses for €158,000 in the consolidated statement of operations and comprehensive loss.

“Letter Agreement” dated September 29, 2022

On September 29, 2022, OSR and the Company signed a new letter regarding the License Agreement entered into on December 15, 2014 to agree that each of the Alternative Indication Notice Period (as defined in Section 2 of Amendment No.4 to the Agreement, dated September 28, 2021) and the Competing Product Option Period (as defined in Section 5 of Amendment No.3 to the Agreement, dated December 23, 2020) are extended to December 23, 2022.

“Letter Agreement” dated December 22, 2022

On December 22, 2022, OSR and the Company signed a new letter regarding the License Agreement entered into on December 15, 2014 to agree that each of the Alternative Indication Notice Period (as defined in Section 2 of Amendment No.4 to the Agreement, dated September 28, 2021) and the Competing Product Option Period (as defined in Section 5 of Amendment No.3 to the Agreement, dated December 23, 2020) are extended to March 23, 2023.

Operating leases

The Company entered into a non-cancelable lease agreement for office space in January 2020 (see Note 14).